UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08390
Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Cash Management Portfolio                                                                                                              as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 8.1%
$2,310	American Honda Finance Corp., 4.51%, 4/10/06	$2,307,395
3,145	American Honda Finance Corp., 4.53%, 4/10/06	3,141,439
5,000	Toyota Motor Credit Co., 4.52%, 4/10/06	4,994,350
		$10,443,184
Banking and Finance — 60.3%
5,000	Abbey National North America, LLC, 4.74%, 6/28/06	4,942,067
3,900	American Express International, 4.77%, 4/5/06	3,897,933
3,400	Barclays US Funding, LLC, 4.60%, 4/11/06	3,395,655
2,870	Barclays US Funding, LLC, 4.82%, 5/30/06	2,847,329
2,900	Barton Capital Corp., 4.45%, 4/5/06 (1)	2,898,566
1,100	Barton Capital Corp., 4.53%, 4/5/06 (1)	1,099,446
1,364	CAFCO, LLC, 4.62%, 4/19/06 (1)	1,360,849
1,210	CAFCO, LLC, 4.64%, 4/17/06 (1)	1,207,505
1,300	CAFCO, LLC, 4.70%, 4/17/06 (1)	1,297,284
2,469	CIESCO, LLC, 4.59%, 4/12/06 (1)	2,465,537
1,440	CIESCO, LLC, 4.75%, 5/10/06 (1)	1,432,590
1,488	CRC Funding, LLC, 4.58%, 4/17/06 (1)	1,484,971
1,940	CRC Funding, LLC, 4.61%, 4/17/06 (1)	1,936,025
682	CRC Funding, LLC, 4.61%, 4/18/06 (1)	680,515
3,500	HSBC Finance Corp., 4.41%, 4/3/06	3,499,142
3,000	HSBC Finance Corp., 4.54%, 4/6/06	2,998,108
6,481	ING (U.S.) Funding, LLC, 4.53%, 4/3/06	6,479,369
1,058	Kittyhawk Funding Corp., 4.61%, 5/10/06 (1)	1,052,716
2,825	Kittyhawk Funding Corp., 4.79%, 4/6/06 (1)	2,823,121
3,900	Old Line Funding Corp., 4.67%, 4/12/06 (1)	3,894,435
1,930	Ranger Funding Co., LLC, 4.71%, 4/24/06 (1)	1,924,192
1,965	Ranger Funding Co., LLC, 4.75%, 4/24/06 (1)	1,959,037
4,000	Royal Bank of Canada, 4.57%, 4/17/06	3,991,876
4,000	Sheffield Receivables Corp., 4.60%, 4/5/06 (1)	3,997,956
2,350	Societe General N.A., 4.54%, 4/4/06	2,349,111
1,570	Societe General N.A., 4.77%, 4/3/06	1,569,584
2,000	UBS Finance Delaware, LLC, 4.55%, 4/10/06	1,997,725
830	UBS Finance Delaware, LLC, 4.60%, 5/24/06	824,379
1,400	UBS Finance Delaware, LLC, 4.61%, 4/10/06	1,398,387
1,900	UBS Finance Delaware, LLC, 4.70%, 5/22/06	1,887,349
3,023	Yorktown Capital, LLC, 4.62%, 4/6/06 (1)	3,021,060
910	Yorktown Capital, LLC, 4.69%, 4/17/06 (1)	908,103
		$77,521,922

1

Credit Unions — 3.0%
$3,900	Mid-States Corp. Federal Credit Union, 4.67%, 4/13/06	$3,893,929
		$3,893,929
Electric Utilities — 2.3%
2,970	Southern Co., 4.80%, 5/16/06 (1)	2,952,180
		$2,952,180
Electrical and Electronic Equipment — 4.3%
5,555	General Electric Capital Corp., 4.77%, 5/15/06	5,522,614
		$5,522,614
Industrial Equipment — 1.8%
2,332	Caterpillar Financal Service Corp., 4.74%, 4/11/06	2,328,930
		$2,328,930
Insurance — 16.5%
3,000	American General Finance Corp., 4.63%, 4/7/06	2,997,685
3,270	American General Finance Corp., 4.75%, 5/8/06	3,254,036
3,000	MetLife Funding, Inc., 4.81%, 6/21/06	2,967,533
6,500	New York Life Capital Corp., 4.52%, 4/4/06 (1)	6,497,552
4,275	Prudential Financial, Inc., 4.75%, 5/30/06 (1)	4,241,720
1,230	Prudential Financial, Inc., 4.78%, 6/5/06 (1)	1,219,385
		$21,177,911
Office - Equipment & Automation — 2.5%
3,250	Pitney Bowes, Inc., 4.74%, 4/11/06 (1)	3,245,721
		$3,245,721
Total Commercial Paper (amortized cost, $127,086,391)		$127,086,391

2

Short-Term Investments — 1.3%

Principal
Amount
(000’s omitted)	Security	Value
$1,700	Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$1,700,000
Total Short-Term Investments (amortized cost, $1,700,000)		$1,700,000
Total Investments — 100.1% (amortized cost, $128,786,391) (2)		$128,786,391
Other Assets, Less Liabilities — (0.1)%		$(85,669)
Net Assets — 100.0%		$128,700,722

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal income taxes is the same.

The Portfolio did not have any open financial instruments at March 31, 2006.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	May 24, 2006